Financial Instrument Risk - Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency risk - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	£ (69,691)	£ (79,415)
Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	304,717	306,538
Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	235,026	227,123
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(84,055)	(66,582)
GBP | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	195,452	163,168
GBP | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	111,397	96,586
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	21,251	28,195
EUR | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,448	7,083
EUR | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	26,699	35,278
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	15,607	(2,223)
USD | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27,671	49,074
USD | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	43,278	46,851
RON
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	(40,847)	(50,025)
RON | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	45,562	52,325
RON | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	4,715	2,300
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total	18,353	11,220
Others | Financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	30,584	34,888
Others | Financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	£ 48,937	£ 46,108